Pension And Other Postretirement Benefits (Schedule Of Expected Payments To Participants In Pension Plan) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2016	$ 34.9
2017	33.9
2018	35.1
2019	35.8
2020	37.1
2021-2025	175.3
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2016	8.2
2017	8.0
2018	8.0
2019	7.9
2020	7.9
2021-2025	37.4
Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	0.6
2017	0.6
2018	0.6
2019	0.6
2020	0.5
2021-2025	$ 1.7